Asset-Based Income Fund	March 31, 2024

Schedule of Investments (Unaudited)

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

Asset-Backed Securities — 55.4%

Auto — 7.8%

Ally Auto Receivables Trust	Class A3, Series 2022-3	5.07%	4/15/2027	2,500,000	$2,492,486

Exeter Automobile Receivables Trust	Class C, Series 2022-1A	2.56%	6/15/2028	6,231,520	6,147,118

Hyundai Auto Receivables Trust	Class A3, Series 2022-A	2.22%	10/15/2026	2,002,306	1,959,677

Octane Receivables Trust (a)	Class D, Series 2022-2A	7.70%	2/20/2030	10,000,000	10,269,420

Santander Drive Auto Receivables Trust (b)	Class B, Series 2022-2	3.44%	9/15/2027	3,000,000	2,954,448

VStrong Auto Receivables Trust (a)	Class C, Series 2024-A	6.44%	7/15/2030	1,933,000	1,932,776

VStrong Auto Receivables Trust (a)	Class D, Series 2024-A	7.29%	7/15/2030	1,933,000	1,932,985

Westlake Automobile Receivables Trust (a)	Class C, Series 2021-3A	1.58%	1/15/2027	6,250,000	6,121,969

Infrastructure Credit — 9.7%

Adams Outdoor Advertising LP (a)	Class A2, Series 2023-1	6.97%	7/15/2053	20,000,000	20,804,840

ALLO Issuer LLC (a)	Class A2, Series 2023-1A	6.20%	6/20/2053	17,069,000	17,003,419

Hotwire Funding LLC (a)	Class B, Series 2023-1A	7.00%	5/20/2053	4,500,000	4,387,698

Single Family Rental — 12.8%

AMSR Trust (a)	Class E2, Series 2022-SFR3	4.00%	10/17/2039	1,250,000	1,130,427

AMSR Trust (a)	Class E2, Series 2023-SFR1	4.00%	4/17/2040	5,939,000	5,273,225

Bridge Trust (a)	Class E1, Series 2022-SFR1	6.30%	11/17/2037	15,000,000	14,461,024

FirstKey Homes Trust (a)	Class E2, Series 2022-SFR1	5.00%	5/19/2039	1,500,000	1,437,537

FirstKey Homes Trust (a)	Class E2, Series 2022-SFR3	3.50%	7/17/2038	20,000,000	18,406,924

FRTKL (a)	Class E1, Series 2021-SFR1	2.37%	9/17/2038	1,750,000	1,555,671

FRTKL (a)	Class E2, Series 2021-SFR1	2.52%	9/17/2038	8,900,000	7,896,586

Progress Residential Trust (a)	Class E2, Series 2022-SFR3	5.60%	4/17/2039	2,166,000	2,069,678

Progress Residential Trust (a)	Class E2, Series 2023-SFR1	6.60%	3/17/2040	2,500,000	2,445,959

Small Business Loans — 8.4%

CPC Asset Securitization I LLC (a)	Class A, Series 2021-1A	3.58%	11/16/2026	13,000,000	12,584,859

CPC Asset Securitization II LLC (a)	Class A, Series 2023-1A	7.53%	3/15/2029	11,930,000	11,995,543

Libertas Asset Securitization LLC (a)	Class A1, Series 2023-1A	7.67%	7/16/2029	11,500,000	11,529,557

Solar Development Lending — 7.6%

GoodLeap Sustainable Home Solutions Trust (a)	Class A, Series 2023-2GS	5.70%	5/20/2055	9,502,137	9,416,782

Mosaic Solar Loan Trust (a)	Class B, Series 2023-3A	7.37%	11/20/2053	16,696,463	17,442,026

Sunnova Helios XI Issuer LLC (a)	Class B, Series 2023-A	5.60%	5/20/2050	6,233,792	6,068,553

Student Loans — 3.3%

College Ave Student Loans LLC (a)	Class C, Series 2023-A	6.06%	5/25/2055	3,000,000	2,886,614

College Ave Student Loans LLC (a)	Class D, Series 2023-A	6.89%	5/25/2055	2,000,000	1,968,352

College Ave Student Loans LLC (a)	Class E, Series 2023-A	8.49%	5/25/2055	4,000,000	3,981,641

SMB Private Education Loan Trust (a)	Class C, Series 2023-B	6.36%	10/16/2056	5,000,000	4,976,055

Unsecured Consumer — 5.8%

Marlette Funding Trust (a)	Class C, Series 2023-3A	7.06%	9/15/2033	13,670,000	13,872,450

Marlette Funding Trust (a)	Class D, Series 2023-3A	8.04%	9/15/2033	3,500,000	3,595,249

OneMain Financial Issuance Trust (a)	Class C, Series 2023-1A	6.38%	6/14/2038	7,500,000	7,553,229

TOTAL ASSET-BACKED SECURITIES (Cost $234,278,319)					$238,554,777

Asset-Based Income Fund	March 31, 2024

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

Mortgage-Backed Securities — 32.2%

Home Equity Investments — 4.8%

Unison Trust (a)(c)(d)	Class A, Series 2023-1	6.50%	5/25/2033	14,007,665	$12,972,499

Unison Trust (a)	Class A, Series 2023-2	6.50%	11/25/2053	3,140,359	2,919,097

Unlock HEA Trust (a)	Class A, Series 2024-1	7.00%	4/25/2039	5,000,000	4,872,745

Investor Loans — 2.8%

Verus Securitization Trust (a)(e)	Class M1, Series 2022-INV1	5.85%	8/25/2067	10,927,000	10,698,985

Verus Securitization Trust (a)(e)	Class M1, Series 2022-INV2	6.80%	10/25/2067	1,500,000	1,481,917

Non-Qualified Mortgage — 17.9%

Credit Suisse Mortgage Trust (a)(e)	Class M1, Series 2022-ATH3	7.10%	8/25/2067	20,876,246	20,554,330

GCAT Trust (a)(e)	Class M1, Series 2022-NQM4	5.75%	8/25/2067	7,500,000	7,236,803

Imperial Fund Mortgage Trust (a)(d)	Class M1, Series 2022-NQM5	6.25%	8/25/2067	4,000,000	3,874,842

Imperial Fund Mortgage Trust (a)(e)	Class M1, Series 2022-NQM7	7.53%	11/25/2067	16,788,000	16,783,771

PRKCM Trust (a)(e)	Class M1, Series 2022-AFC2	6.21%	8/25/2057	2,420,000	2,378,517

Verus Securitization Trust (a)(e)	Class M1, Series 2022-8	6.13%	9/25/2067	1,530,000	1,476,116

Verus Securitization Trust (a)(e)	Class M1, Series 2023-1	6.96%	12/25/2067	2,000,000	1,994,473

Verus Securitization Trust (a)(e)	Class M1, Series 2023-2	7.59%	3/25/2068	4,000,000	4,030,661

Verus Securitization Trust (a)(e)	Class M1, Series 2023-3	7.93%	3/25/2068	2,000,000	2,029,862

Verus Securitization Trust (a)(e)	Class M1, Series 2023-4	7.40%	5/25/2068	10,000,000	10,057,880

Verus Securitization Trust (a)(e)	Class M1, Series 2023-INV1	7.57%	2/25/2068	6,300,000	6,353,492

Second Lien/HELOC — 6.7%

FIGRE Trust (a)(e)	Class A, Series 2023-HE2	6.51%	5/25/2053	4,010,166	4,063,045

FIGRE Trust (a)(e)	Class B, Series 2023-HE2	7.69%	5/25/2053	4,781,698	4,906,327

Saluda Grade Alternative Mortgage Trust (a)(e)	Class A2, Series 2023-SEQ3	6.89%	6/1/2053	5,829,000	5,926,586

Saluda Grade Alternative Mortgage Trust (a)(e)	Class A3, Series 2023-SEQ3	7.12%	6/1/2053	10,127,000	10,254,191

Saluda Grade Alternative Mortgage Trust (a)(e)	Class M1, Series 2023-SEQ3	8.71%	6/1/2053	3,722,000	3,870,133

TOTAL MORTGAGE-BACKED SECURITIES (Cost $136,845,439)					$138,736,272

Senior Loans — 9.8%

Aviation Leasing — 3.3%

Genesis Aircraft Services Ltd (c)(e)(f)	TL 1L DD 08/23	8.04% - 8.69%	7/31/2029	14,141,130	14,095,539

Solar Development Lending — 0.9%

SunPower Financial (b)(c)(e)(f)	Revolver 1L 06/23	6.73% (SOFR + 2.50%)	8/30/2054	1,583,510	1,583,510

SunPower Financial (b)(c)	TL 1L 11/23	6.65%	8/30/2054	1,942,302	1,942,302

Unsecured Consumer — 5.6%

BHG Funding LLC (c)	TL 1L A2 05/23	7.07%	5/19/2036	21,197,903	21,013,481

BHG Funding LLC (c)	TL 2L B2 05/23	8.12%	5/19/2036	1,694,412	1,680,518

BHG Funding LLC (c)(e)	TL 3L C2 05/23	13.47%	5/19/2036	1,694,701	1,683,686

TOTAL SENIOR LOANS (Cost $42,253,959)					$41,999,036

Asset-Based Income Fund	March 31, 2024

Issuer	Asset	Effective Interest Rate	Shares	Fair Value

Private Equity — 0.2%

Solar Development Lending — 0.2%

SunPower Financial (b)(c)	Private Equity (SPV)		837,452	$1,002,907

TOTAL PRIVATE EQUITY (Cost $837,452)				$1,002,907

TOTAL INVESTMENTS (Cost $414,215,169) — 97.6%				$420,292,992

Money Market Fund — 3.8%

U.S. Government Securities — 3.8%

Fidelity Investments Money Market Treasury Portfolio (g)	Class I	5.19%	16,445,324	16,445,324

TOTAL MONEY MARKET FUND (Cost $16,445,324)				$16,445,324

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUND (Cost $430,660,493) — 101.4%				$436,738,316

LIABILITIES EXCEEDING OTHER ASSETS, NET — (1.4)%				(5,841,426)

NET ASSETS — 100.0%				$430,896,890

DD	Delayed draw term loan

SOFR	Secured Overnight Financing Rate

SPV	Special Purpose Vehicle

TL	Term loan

1L	First lien

2L	Second lien

3L	Third lien

(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(b)	Security considered restricted.

(c)	Value determined using significant unobservable inputs.

(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at March 31, 2024.

(e)

Variable rate securities. The effective rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are based on a published reference rate and spread. Interest rates for certain variable rate securities are determined by the issuer, or agent, and are based on current market conditions, and these securities do not indicate a reference rate and spread in their description.

(f)	Investment is a partially funded commitment.

(g)	Rate represents the money market fund’s average 7-day yield as of March 31, 2024.

The following are the details of the restricted securities of the Fund:

Issuer	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets
Asset-Backed Securities

Santander Drive Auto Receivables Trust	Class B, Series 2022-2	3,000,000	$2,929,481	$2,954,448	10/17/2023	0.7%

Senior Loans

SunPower Financial	Revolver 1L 06/23	1,583,510	1,583,510	1,583,510	11/28/2023	0.4%

SunPower Financial	TL 1L 11/23	1,942,302	1,942,302	1,942,302	11/3/2023	0.5%

Private Equity

SunPower Financial	Private Equity (SPV)	837,452	837,452	1,002,907	6/7/2023	0.2%

			$7,292,745	$7,483,167

3